                                                                                           Registration No. 2-82590
                                                                                                 File No. 811-03694

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

       PRE-EFFECTIVE AMENDMENT NO. ___                                                                        /   /

       POST-EFFECTIVE AMENDMENT NO. 34                                                                          /X/
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     /X/

       AMENDMENT NO. 32                                                                                         /X/
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                                     OPPENHEIMER GOLD & SPECIAL MINERALS FUND
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                  (303) 768-3200

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                                          (Registrant's Telephone Number)

                                               ROBERT G. ZACK, ESQ.

                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      /   /immediately upon filing pursuant to paragraph (b)
      /X/  on October 26, 2001, pursuant to paragraph (b)
      /   /60 days after filing pursuant to paragraph (a)(1)
      /   /on ____________, pursuant to paragraph (a)(1)
      /   /75 days after filing pursuant to paragraph (a)(2)
      /   /on _______, pursuant to paragraph (a)(2)
      of Rule (485)

If appropriate, check the following box:

      /   /This post-effective amendment designates a new effective date for a previously filed post-amendment.